Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pidvinbldfd-20160616_SupplementTextBlock

PIMCO Equity Series

Supplement Dated June 16, 2016 to the Prospectus dated October 31, 2015, as supplemented from time to time (the "Prospectus"); and the Statement of Additional Information dated October 31, 2015, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO Dividend and Income Builder Fund (the "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME, INVESTMENT OBJECTIVE,
ADVISORY FEE, PRINCIPAL INVESTMENT STRATEGIES, PORTFOLIO MANAGEMENT,
PRIMARY BENCHMARK AND DIVIDEND DISTRIBUTION POLICY

Effective immediately, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Dividend and Income Fund

In addition, effective immediately, the "Investment Objective" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

In addition, effective immediately, the advisory fee for the Fund is decreased by 0.20% to 0.49%. Also, effective immediately, the contractual agreement by PIMCO to reduce its advisory fee by 0.16% of the average daily net assets of the Fund is terminated. Accordingly, this advisory fee reduction and elimination of the advisory fee waiver results in the Fund's net Management Fees decreasing to 0.79% for Institutional and Administrative Class shares and 0.89% for Class A, Class C, Class D and Class P shares, and the Fund's Total Annual Fund Operating Expenses decreasing to 1.00% for Institutional Class shares, 1.10% for Class P shares, 1.25% for Administrative Class shares, 1.35% for Class A and Class D shares and 2.10% for Class C shares. Accordingly, effective immediately, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective immediately, footnotes describing the fee reduction are added to: (i) the Fund's Management Fees table in the "Management of the Funds—Management Fees" section of the Prospectus; and (ii) the Fund's advisory fees table in the "Management of the Funds—Management Fees" section of the Prospectus. Effective immediately, corresponding changes are made to the "Management of the Funds—Fee Limitation and Expense Limitation Agreements" section of the Prospectus and to the SAI.
In addition, effective immediately, the first three paragraphs in the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 60-80% of its assets in equity and equity-related securities (such portion of the Fund's portfolio, the "Equity Sleeve") providing exposure to a portfolio of stocks (the "RAE Income Global Portfolio"). The stocks for the Equity Sleeve are selected by the Fund's sub-adviser, Research Affiliates, LLC (the "Sub-Adviser") from a broad universe of global equities.
The Sub-Adviser uses the RAE® Fundamental ("RAE®") methodology as a starting point for portfolio construction with respect to the Equity Sleeve. The RAE® methodology selects and weights stocks by fundamental measures of company size rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Selections are further refined through additional yield and financial health screens to create a portfolio that seeks to provide an attractive current yield and long-term capital appreciation. Actual stock positions in the RAE Income Global Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.
The Sub-Adviser provides investment advisory services in connection with the Equity Sleeve's use of the RAE Income Global Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE Income Global Portfolio. The Equity Sleeve seeks to remain invested in the RAE Income Global Portfolio even when the value of the RAE Income Global Portfolio is declining.

In addition, effective immediately, the last paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. With respect to its equity investments, the Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to its fixed income investments, the Fund may invest without limitation in securities and instruments that are economically tied to emerging market countries.

In addition, effective immediately, the Fund's primary broad-based securities market index is the MSCI World Index, and the Fund's secondary benchmark index is a blend of 75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged. Accordingly, effective immediately, the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against two benchmarks. Effective June 16, 2016, the Fund's primary benchmark is the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Effective June 16, 2016, the Fund's secondary benchmark is a blend of 75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged. Barclays Global Aggregate USD Unhedged provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The Fund's new primary benchmark and secondary benchmark were selected as their uses are more closely aligned with the Fund's principal investment strategies. Prior to June 16, 2016, the Fund's primary benchmark was the MSCI All Country World Index and the Fund's secondary benchmark was a blend of 75% MSCI All Country World Index/25% Barclays Global Aggregate USD Unhedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

In addition, effective immediately, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus, and the following disclosure is added above the row relating to the MSCI All Country World Index in the Average Annual Total Returns Table:

	1 Year	Since Inception (12/14/2011)
MSCI World Index	4.94%	16.67%

In addition, effective immediately, the following disclosure is added above the row relating to the 75% MSCI All Country World Index/25% Barclays Global Aggregate USD Unhedged in the Average Annual Total Returns Table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (12/14/2011)
75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged	3.88%	12.65%

In addition, effective immediately, the following is added to the "Principal Risks" section of the Fund's Fund Summary in the Prospectus:

Model Risk:  the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

(PIMCO Equity Series - Supplement) | (PIMCO Dividend and Income Builder Fund)
Prospectus:	rr_ProspectusTable
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 60-80% of its assets in equity and equity-related securities (such portion of the Fund's portfolio, the "Equity Sleeve") providing exposure to a portfolio of stocks (the "RAE Income Global Portfolio"). The stocks for the Equity Sleeve are selected by the Fund's sub-adviser, Research Affiliates, LLC (the "Sub-Adviser") from a broad universe of global equities.

The Sub-Adviser uses the RAE® Fundamental ("RAE®") methodology as a starting point for portfolio construction with respect to the Equity Sleeve. The RAE® methodology selects and weights stocks by fundamental measures of company size rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Selections are further refined through additional yield and financial health screens to create a portfolio that seeks to provide an attractive current yield and long-term capital appreciation. Actual stock positions in the RAE Income Global Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Equity Sleeve's use of the RAE Income Global Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE Income Global Portfolio. The Equity Sleeve seeks to remain invested in the RAE Income Global Portfolio even when the value of the RAE Income Global Portfolio is declining.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. With respect to its equity investments, the Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to its fixed income investments, the Fund may invest without limitation in securities and instruments that are economically tied to emerging market countries.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against two benchmarks. Effective June 16, 2016, the Fund's primary benchmark is the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Effective June 16, 2016, the Fund's secondary benchmark is a blend of 75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged. Barclays Global Aggregate USD Unhedged provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The Fund's new primary benchmark and secondary benchmark were selected as their uses are more closely aligned with the Fund's principal investment strategies. Prior to June 16, 2016, the Fund's primary benchmark was the MSCI All Country World Index and the Fund's secondary benchmark was a blend of 75% MSCI All Country World Index/25% Barclays Global Aggregate USD Unhedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

(PIMCO Equity Series - Supplement) | (PIMCO Dividend and Income Builder Fund) | MSCI World Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO Equity Series - Supplement) | (PIMCO Dividend and Income Builder Fund) | 75% MSCI World Index/25% Barclays Global Aggregate USD Unhedged
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	12.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011